PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Machinery and equipment	—	414,349	64,175
Electronics and office equipment	33,353	33,950	5,258
Motor vehicles	10,737	12,667	1,962
Leasehold improvements	118,722	126,816	19,641

Property and equipment, cost	162,812	587,782	91,036
Less: Accumulated depreciation	(143,033)	(244,546)	(37,876)

Property and equipment, net	19,779	343,236	53,160